Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Financial assets:
Trading assets	¥ 6,512,061	¥ 4,585,915
Derivative financial instruments	9,909,272	8,649,947
Financial assets at fair value through profit or loss	2,376,129	1,488,239
Debt instruments	24,016,184	22,811,423
Total	276,408,682	252,745,874
Financial liabilities:
Trading liabilities	4,924,490	3,291,089
Derivative financial instruments	11,877,473	10,496,855
Financial liabilities designated at fair value through profit or loss	498,284	414,106
Total	263,407,863	243,363,949
At fair value [member]
Financial assets:
Trading assets	6,512,061	4,585,915
Derivative financial instruments	9,909,272	8,649,947
Financial assets at fair value through profit or loss	2,376,129	1,488,239
Debt instruments	24,016,184	22,811,423
Investment securities at fair value through other comprehensive income	29,833,445	27,360,031
Total	48,630,907	42,084,132
Financial liabilities:
Trading liabilities	4,924,490	3,291,089
Derivative financial instruments	11,877,473	10,496,855
Financial liabilities designated at fair value through profit or loss	498,284	414,106
Others	(9,484)	(11,938)
Total	17,290,763	14,190,112
At fair value [member] | Level 1 [member]
Financial assets:
Trading assets	5,394,651	4,072,916
Derivative financial instruments	81,091	151,848
Financial assets at fair value through profit or loss	572,051	346,368
Debt instruments	15,507,577	16,312,611
Investment securities at fair value through other comprehensive income	20,657,986	20,389,221
Total	26,705,779	24,960,353
Financial liabilities:
Trading liabilities	4,653,996	3,201,207
Derivative financial instruments	108,347	127,838
Total	4,762,343	3,329,045
At fair value [member] | Level 2 [member]
Financial assets:
Trading assets	1,117,410	512,999
Derivative financial instruments	9,809,753	8,476,307
Financial assets at fair value through profit or loss	984,934	406,203
Debt instruments	8,508,607	6,498,812
Investment securities at fair value through other comprehensive income	8,649,590	6,505,989
Total	20,561,687	15,901,498
Financial liabilities:
Trading liabilities	270,494	89,882
Derivative financial instruments	11,750,815	10,353,385
Financial liabilities designated at fair value through profit or loss	373,242	229,086
Others	(4,257)	(4,086)
Total	12,390,294	10,668,267
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	18,428	21,792
Financial assets at fair value through profit or loss	819,144	735,668
Investment securities at fair value through other comprehensive income	525,869	464,821
Total	1,363,441	1,222,281
Financial liabilities:
Derivative financial instruments	18,311	15,632
Financial liabilities designated at fair value through profit or loss	125,042	185,020
Others	(5,227)	(7,852)
Total	138,126	192,800
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	5,674,162	4,229,845
Financial assets at fair value through profit or loss	2,293,049	1,392,889
Debt instruments	10,406,682	8,002,669
Financial liabilities:
Trading liabilities	4,586,755	3,101,433
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	4,576,535	3,732,551
Financial assets at fair value through profit or loss	568,441	343,539
Debt instruments	1,898,075	1,503,857
Financial liabilities:
Trading liabilities	4,318,789	3,017,272
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	1,097,627	497,294
Financial assets at fair value through profit or loss	984,694	398,883
Debt instruments	8,508,607	6,498,812
Financial liabilities:
Trading liabilities	267,966	84,161
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	739,914	650,467
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	837,899	356,070
Financial liabilities:
Trading liabilities	337,735	189,656
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	818,116	340,365
Financial liabilities:
Trading liabilities	335,207	183,935
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	19,783	15,705
Financial liabilities:
Trading liabilities	2,528	5,721
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	83,080	95,350
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	3,610	2,829
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	240	7,320
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	79,230	85,201
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	6,423,338	5,789,616
Financial liabilities:
Derivative financial instruments	7,686,714	7,413,133
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	45,746	130,725
Financial liabilities:
Derivative financial instruments	47,983	92,387
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	6,377,352	5,658,891
Financial liabilities:
Derivative financial instruments	7,635,835	7,317,498
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	240
Financial liabilities:
Derivative financial instruments	2,896	3,248
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	3,403,919	2,775,181
Financial liabilities:
Derivative financial instruments	4,004,954	3,006,286
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments		145
Financial liabilities:
Derivative financial instruments	185
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	3,402,776	2,774,537
Financial liabilities:
Derivative financial instruments	4,002,703	3,001,220
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	1,143	499
Financial liabilities:
Derivative financial instruments	2,066	5,066
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	50,587	54,508
Financial liabilities:
Derivative financial instruments	145,501	42,208
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	33,440	20,571
Financial liabilities:
Derivative financial instruments	58,445	34,204
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	511	13,002
Financial liabilities:
Derivative financial instruments	73,802	894
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	16,636	20,935
Financial liabilities:
Derivative financial instruments	13,254	7,110
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	8,748	9,142
Financial liabilities:
Derivative financial instruments	7,544	7,946
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	1,905	407
Financial liabilities:
Derivative financial instruments	1,734	1,247
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	6,843	8,735
Financial liabilities:
Derivative financial instruments	5,810	6,699
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	22,680	21,500
Financial liabilities:
Derivative financial instruments	32,760	27,282
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	22,271	21,142
Financial liabilities:
Derivative financial instruments	32,665	27,074
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	409	358
Financial liabilities:
Derivative financial instruments	95	208
At fair value [member] | Japanese government bonds [member]
Financial assets:
Debt instruments	7,547,377	9,576,298
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	7,547,377	9,576,298
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Debt instruments	6,062,125	5,232,456
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Debt instruments	6,062,125	5,232,456
At fair value [member] | Investment securities [member]
Financial assets:
Debt instruments	5,817,261	4,548,608
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Debt instruments	5,150,409	4,076,610
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Debt instruments	140,983	7,177
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Debt instruments	¥ 525,869	¥ 464,821